Accounts receivable	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Accounts receivable
6.

Accounts receivable
2021 2020
Trade receivables $ 271,015 $ 166,054
GST/VAT

receivables
3,919 38,192
Other receivables 1,205 734
Total $ 276,139 $ 204,980
The Company’s exposure to credit and currency risks as well as credit losses related to trade and other receivables, excluding goods and services tax (GST)/value added tax (VAT)

receivables, is disclosed in note 26.